Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
24.	RELATED PARTY TRANSACTIONS
Related party transactions with investees
Related party transactions provided by the Group primarily related to online marketing services, cloud services and other services. The following table summarizes the revenue recognized from transactions with investees for the years ended December 31, 2022, 2023 and 2024.

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(In millions)
Revenues:
Related Party A	158	540	393	54
Related Party B	889	924	919	126
Related Party D	257	338	523	72
Other Investees	939	897	893	122

Total	2,243	2,699	2,728	374

The Group purchased content, traffic acquisition and other services from equity investees in an amount of RMB2.2 billion, RMB2.6 billion and RMB2.5 billion (US$346 million) for the years ended December 31, 2022, 2023 and 2024, respectively.

Related party transactions with others
In 2022 and 2023, related party transactions with Related Party C, over which the
Group
can significantly influence its management or operating policies, were in the total amount of RMB2.2 billion and RMB1.8 billion, respectively, and mainly comprised of online marketing services provided to the related party. Related Party C ceased to be a related party of the Group from January 2024, as the Group did not have significant influence over its management or operating policies.
In addition, other related party transactions were insignificant for each of the years presented, which included reimbursements to Robin Li’s use of an aircraft beneficially owned by his family member used for the Group’s business purposes.
Balances of due from/due to related parties
As of December 31, 2023 and 2024, amounts due from/due to related parties were as follows:
Except for the
non-trade
balances as of December 31, 2023 and 2024 relating to transactions disclosed below, amounts due from/due to related parties arising from the ordinary and usual course of business of the Group were trade in nature.

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Amounts due from related parties, current:
Related Party B (i)	341	443	61
Related Party C (ii)	229	—	—
Related Party D (iii)	499	—	—
Other related parties (iv)	355	347	47

Total	1,424	790	108

Amounts due from related parties, non-current:
Related Party B (i)	36	—	—
Other related parties (v)	159	137	19

Total	195	137	19

Amounts due to related parties, current:
Related Party B (vi)	517	605	83
Related Party F (vii)	76	58	8
Other related parties (viii)	1,010	1,131	155

Total	1,603	1,794	246

Amounts due to related parties, non-current:
Related Party F (vii)	76	55	8
Other related parties (ix)	1	1	—

Total	77	56	8

(i)	The balance mainly represents receivables arising from providing online marketing services, cloud services and other services to Related Party B.

(ii)	The balance mainly represents receivables arising from providing online marketing services to Related Party C.
(iii)
The balance mainly represents unsettled receivables, and accounts receivable arising from hardware sales, providing intelligent driving services and other services to Related Party D, of which credit losses have been fully accrued in 2024.

(iv)	The balance mainly represents amounts arising from content distribution services, cloud services and other services the Group provided to its investees in ordinary course of business.
(v)	The balance mainly represents prepayments for licensed copyrights to be received from the Group’s equity investees.
(vi)	The balance mainly represents amounts arising from purchasing services from Related Party B in the ordinary course of business.
(vii)	The balance mainly represents payables for traffic acquisition cost and deferred revenue in relation to licenses of intellectual property to be provided to Related Party F.
(viii)
The balance mainly represents amounts owed to the Group’s equity investees for acquisition of contents assets and advances made for online advertising services and non-trade
amounts payable for acquiring the equity interest of the Group’s investees.

(ix)	The balance mainly represents deferred revenue relating to the future services to be provided by the Group to investees.